Investment Objectives and Goals	Jul. 29, 2025
Aristotle Core Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Aristotle Core Bond Fund
Aristotle Core Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Aristotle Core Income Fund